Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges	$ 1,877	$ 0	$ 0
Derivatives not designated as hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	51,038	(47,711)	(35,985)
Derivatives not designated as hedges [Member] | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	45,143	(41,776)	(50,854)
Derivatives not designated as hedges [Member] | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	5,895	(5,935)	14,869
Derivatives not designated as hedges [Member] | Foreign exchange forward contracts | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	45,143	(41,776)	(53,437)
Derivatives not designated as hedges [Member] | Foreign currency option contracts | Included in net foreign exchange gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	0	2,583
Derivatives not designated as hedges [Member] | Futures contracts | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	11,043	(11,683)	(5,195)
Derivatives not designated as hedges [Member] | Insurance-linked securities | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	6,134	(563)	3,813
Derivatives not designated as hedges [Member] | Total return swaps | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	0	464	(1,096)
Derivatives not designated as hedges [Member] | Interest rate swaps | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	2,332	1,105	10,981
Derivatives not designated as hedges [Member] | TBAs | Included in net realized and unrealized investment gains and losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives recognized in income	(13,614)	4,742	6,366
Unrealized gain on investments
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of designated cash flow hedges	$ 1,877	$ 0	$ 0